Investment in Equity-accounted Investees (Additional Information - ZIM) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended		12 Months Ended
		Dec. 31, 2024	Nov. 22, 2024	Mar. 31, 2022	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Disclosure of associates [line items]
Recognized impairment					$ 929,000
Z I M Member
Disclosure of associates [line items]
Number of shares sold				6
Average price of shares sold				$ 77
Value of shares sold				$ 463,000
Proportion of ownership interest in equity-accounted Investees					0.00%	[1]	21.00%	21.00%
Unrecognised losses	[1]						$ 270,906
Total consideration transferred		$ 525,000			$ 525,000
Gain on sale of ZIM shares		$ 475,000			$ 474,581		$ 0	$ 204,634
Z I M Member | Collar Transaction [Member]
Disclosure of associates [line items]
Number of additional share owned									5
Settlement of transaction for share			5 million

[1]	Following the disposal of ZIM, ZIM will no longer be an associate to the Group. Refer to Note 5 for further details. In 2023, additional share of losses of $271 million were unrecognized as the carrying amount of ZIM has been reduced to zero.